Shareholder Report, Holdings (Details)	Jan. 31, 2025
C000101218 | 78464A805 | SPDR Portfolio S&P 1500 Composite Stock Market ETF
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000101218 | 47103U845 | Janus Henderson AAA CLO ETF
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000101218 | 78464A854 | SPDR Portfolio S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000101218 | 72201R585 | PIMCO Multi Sector Bond Active ETF
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000101218 | 72201R627 | Pimco Senior Loan Active ETF
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000101218 | 92647X830 | VictoryShares Free Cash Flow ETF
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000101218 | 09789C861 | BondBloxx Bloomberg One Year Target Duration US
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000101218 | 02072L433 | Astoria US Equal Weight Quality Kings ETF
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000101218 | 81369Y860 | Real Estate Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000101218 | 33741X102 | First Trust SMID Cap Rising Dividend Achievers ETF
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000101218 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000101218 | Alternative
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000101218 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	38.10%
C000101218 | Equity
Holdings [Line Items]
Percent of Net Asset Value	54.10%
C000101218 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	96.70%
C000101218 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	3.30%
C000082963 | 78464A805 | SPDR Portfolio S&P 1500 Composite Stock Market ETF
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000082963 | 47103U845 | Janus Henderson AAA CLO ETF
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000082963 | 78464A854 | SPDR Portfolio S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000082963 | 72201R585 | PIMCO Multi Sector Bond Active ETF
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000082963 | 72201R627 | Pimco Senior Loan Active ETF
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000082963 | 92647X830 | VictoryShares Free Cash Flow ETF
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000082963 | 09789C861 | BondBloxx Bloomberg One Year Target Duration US
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000082963 | 02072L433 | Astoria US Equal Weight Quality Kings ETF
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000082963 | 81369Y860 | Real Estate Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000082963 | 33741X102 | First Trust SMID Cap Rising Dividend Achievers ETF
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000082963 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000082963 | Alternative
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000082963 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	38.10%
C000082963 | Equity
Holdings [Line Items]
Percent of Net Asset Value	54.10%
C000082963 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	96.70%
C000082963 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	3.30%
C000079614 | 78464A805 | SPDR Portfolio S&P 1500 Composite Stock Market ETF
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000079614 | 47103U845 | Janus Henderson AAA CLO ETF
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000079614 | 78464A854 | SPDR Portfolio S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000079614 | 72201R585 | PIMCO Multi Sector Bond Active ETF
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000079614 | 72201R627 | Pimco Senior Loan Active ETF
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000079614 | 92647X830 | VictoryShares Free Cash Flow ETF
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000079614 | 09789C861 | BondBloxx Bloomberg One Year Target Duration US
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000079614 | 02072L433 | Astoria US Equal Weight Quality Kings ETF
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000079614 | 81369Y860 | Real Estate Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000079614 | 33741X102 | First Trust SMID Cap Rising Dividend Achievers ETF
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000079614 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000079614 | Alternative
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000079614 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	38.10%
C000079614 | Equity
Holdings [Line Items]
Percent of Net Asset Value	54.10%
C000079614 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	96.70%
C000079614 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	3.30%
C000100899 | 81369Y803 | Technology Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000100899 | 81369Y605 | Financial Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000100899 | 81369Y407 | Consumer Discretionary Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000100899 | 92204A884 | Vanguard Communication Services ETF
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000100899 | 81369Y704 | Industrial Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000100899 | 464288679 | iShares Short Treasury Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000100899 | 81369Y100 | Materials Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000100899 | 78467V608 | SPDR Blackstone Senior Loan ETF
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000100899 | 46431W507 | iShares Short Duration Bond Active ETF
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000100899 | 31846V336 | First American Government Obligations Fund, Class, X
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000100899 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000100899 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000100899 | Equity
Holdings [Line Items]
Percent of Net Asset Value	84.60%
C000100899 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	98.40%
C000100899 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	1.60%
C000100901 | 81369Y803 | Technology Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000100901 | 81369Y605 | Financial Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000100901 | 81369Y407 | Consumer Discretionary Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000100901 | 92204A884 | Vanguard Communication Services ETF
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000100901 | 81369Y704 | Industrial Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000100901 | 464288679 | iShares Short Treasury Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000100901 | 81369Y100 | Materials Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000100901 | 78467V608 | SPDR Blackstone Senior Loan ETF
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000100901 | 46431W507 | iShares Short Duration Bond Active ETF
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000100901 | 31846V336 | First American Government Obligations Fund, Class, X
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000100901 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000100901 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000100901 | Equity
Holdings [Line Items]
Percent of Net Asset Value	84.60%
C000100901 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	98.40%
C000100901 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	1.60%
C000136883 | 81369Y803 | Technology Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000136883 | 81369Y605 | Financial Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000136883 | 81369Y407 | Consumer Discretionary Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000136883 | 92204A884 | Vanguard Communication Services ETF
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000136883 | 81369Y704 | Industrial Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000136883 | 464288679 | iShares Short Treasury Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000136883 | 81369Y100 | Materials Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000136883 | 78467V608 | SPDR Blackstone Senior Loan ETF
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000136883 | 46431W507 | iShares Short Duration Bond Active ETF
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000136883 | 31846V336 | First American Government Obligations Fund, Class, X
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000136883 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000136883 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000136883 | Equity
Holdings [Line Items]
Percent of Net Asset Value	84.60%
C000136883 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	98.40%
C000136883 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	1.60%